Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Statements Line Items
Number of warrants outstanding in share-based payment arrangement | Share	3,793,184	12,748,898	10,848,439
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $	$ 1.70	$ 1.50	$ 1.65
February 24, 2017 [Member]
Statements Line Items
Number of warrants outstanding in share-based payment arrangement | Share	2,721,604
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $	$ 2.00
October 9, 2020 [Member]
Statements Line Items
Number of warrants outstanding in share-based payment arrangement | Share	1,071,580
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $	$ 0.95